Putnam
New York
Tax Exempt
Money Market Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

For most of the 12 months ended November 30, 1999, the money market sustained its positive momentum. The economy continued to grow, inflation stayed in check, and interest rates trended upward. Elsewhere in the U.S. financial universe, the stock market continued on its upward path, while the bond market suffered its second-worst year on record. Even within the stock and money markets, there were pockets of volatility, especially surrounding the Federal Reserve Board's three short-term interest rate increases in June, August, and November. Overall, though, the tax-exempt money market remained one of the calmest sectors in the financial marketplace, and funds such as Putnam New York Tax Exempt Money Market Fund continued to attract many new assets. Your fund's recent performance reflects this relatively benign environment.

Total return for 12 months ended 11/30/99

                          NAV
-------------------------------------------------------------------------
                         2.55%
-------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* SLIGHTLY LONGER DURATION CAPTURES INCOME, AVOIDS COMPETITION

What a difference a year makes. Just last September the economy appeared so much in danger of stalling that the Federal Reserve Board lowered short-term interest rates three times in just seven weeks. Since then, many world economies have strengthened, while U.S. economic growth has remained fairly steady. New York has kept pace with the national growth rates, enjoying solid prosperity over the period. Over the summer, the Fed became concerned that the economy was overheating and reversed direction, raising interest rates in June and then again in August. In response, the pace of U.S. growth slowed to 1.6% during the second quarter of 1999, and remained slow during the summer. The Fed left rates alone at its early October meeting, but then economic growth seemed to shift into overdrive, spiking up to 5.5% during the third quarter, and the Fed raised interest rates again in November. Yields on tax-exempt money market securities trended upward with interest rates.

The climate of economic prosperity has had a salutary effect on the New York tax-exempt money market. Tax revenues have continued to rise and creditworthiness has improved for both the state and New York City. Over the past 12 months, New York City's general obligation bonds have been upgraded once, while the state's general obligation bonds have enjoyed two credit upgrades, the latest propelling the bonds from an A to an A+ rating.

In this environment of higher interest rates, your fund manager, Brian S. Torpey, used duration as the key tool for managing the fund. In order to lock in the highest available money market rates, Brian kept portfolio duration slightly longer than the market average throughout the past six months. Besides allowing the fund to capture additional income, this longer duration enables the fund to avoid reinvesting assets in January, a time when yields on tax-exempt money market securities traditionally drop. At the beginning of the year, many tax-exempt bonds reach maturity and demand for money market issues surges as investors seek parking places for the resulting assets until they can find suitable reinvestment opportunities.

* AMID LOW SUPPLY, QUALITY REMAINS KEY

Ongoing economic growth throughout the country and the state of New York continued to raise tax revenues and limit municipalities' borrowing needs during the annual period. Indeed, the level of tax-exempt money market security issuance over the past year has been relatively flat. Amid this challenging climate, your fund manager has kept superior credit quality and capital preservation uppermost in his mind as he continued to pursue appropriate income opportunities for the fund. As always, the portfolio includes a wide range of top-quality tax-exempt money market securities. In the current portfolio, over 62% of holdings are either insured or backed by letters of credit.

In the coming months, Brian will continue to pursue appropriate income opportunities while keeping a firm grasp on superior credit quality and capital preservation. After the new year, when yields on tax-exempt money market securities should decline gradually, he plans to bring portfolio duration back to a more neutral position. As always, he will remain focused on implementing the conservative strategies that have served shareholders well thus far.

* UPCOMING TRANSITION ANNOUNCED

This is the last letter to you and the other shareholders of Putnam New York Tax Exempt Money Market Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will become President of the funds. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a shareholder, and stay in close touch with each fund. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 19, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/99, there is no guarantee the fund will continue to hold these securities in the future. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.


PERFORMANCE COMPARISONS (11/30/99)

                                        Current     After-tax     After-tax
                                        return*      return1       return2
---------------------------------------------------------------------------
Passbook savings account                1.24%         0.67%         0.70%
---------------------------------------------------------------------------
Taxable money market fund 7-day yield   5.08          2.75          2.86
---------------------------------------------------------------------------
3-month certificate of deposit          3.98          2.16          2.24
---------------------------------------------------------------------------
Putnam New York Tax Exempt
Money Market Fund (7-day yield)         2.91          2.91          2.91
---------------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals.

1 After-tax return assumes a combined 45.77% federal, New York state, and New York City tax rate.

2 After-tax return assumes a combined 43.74% federal and New York state tax rate.

* Sources: BankBoston (passbook savings), Bank Rate Monitor (3-month CDs), IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New York Tax Exempt Money Market Fund is designed for investors seeking current income exempt from state, federal and New York City personal income tax consistent with capital preservation, stable principal, and liquidity.


TOTAL RETURN FOR PERIODS ENDED 11/30/99

                                                   Lipper
                                                  New York
                                                 Tax Exempt        Consumer
                                  Fund shares   Money Market         price
                                     at NAV     Fund Average         index
-----------------------------------------------------------------------------
1 year                                2.55%         2.59%            2.68%
-----------------------------------------------------------------------------
5 years                              15.37         15.62            12.49
Annual average                        2.90          2.94             2.38
-----------------------------------------------------------------------------
10 years                             34.14         34.69            33.76
Annual average                        2.98          3.02             2.95
-----------------------------------------------------------------------------
Life of fund (since 10/26/87)        48.36         48.95            46.05
Annual average                        3.31          3.35             3.18
-----------------------------------------------------------------------------
                                                                  Fund shares
                                                                    at NAV
-----------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------
Current 7-day yield1                                                 2.91%
-----------------------------------------------------------------------------
Taxable equivalent2                                                  5.37
-----------------------------------------------------------------------------
Taxable equivalent3                                                  5.17
-----------------------------------------------------------------------------
Current 30-day yield1                                                2.78
-----------------------------------------------------------------------------
Taxable equivalent2                                                  5.13
-----------------------------------------------------------------------------
Taxable equivalent3                                                  4.94
-----------------------------------------------------------------------------

1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.

2 Assumes a combined 45.77% federal, New York state, and New York City tax rate.

3 Assumes a combined 43.74% federal and New York state tax rate.

  Results for investors subject to lower tax rates would not be as advantageous. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

  Past performance is no assurance of future results and more recent returns may be more or less than those shown. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.



DISTRIBUTION INFORMATION 12 MONTHS ENDED 11/30/99

-------------------------------------------------------------------
Distributions (number)                         12
-------------------------------------------------------------------
Income                                     $0.025125
-------------------------------------------------------------------
  Total                                    $0.025125
-------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                                                        Fund shares
                                                           at NAV
--------------------------------------------------------------------
1 year                                                      2.60%
--------------------------------------------------------------------
5 years                                                    15.38
Annual average                                              2.90
--------------------------------------------------------------------
10 years                                                   33.89
Annual average                                              2.96
--------------------------------------------------------------------
Life of fund                                               48.75
Annual average                                              3.31
--------------------------------------------------------------------


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.


Comparative benchmarks

Lipper New York Tax Exempt Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all New York tax exempt money market mutual funds tracked by Lipper, Inc. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended November 30, 1999

To the Trustees and Shareholders of
Putnam New York Tax Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam New York Tax Exempt Money Market Fund (the "fund") at November 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 7, 2000



The fund's portfolio
November 30, 1999

KEY TO ABBREVIATIONS
AMBAC                 -- AMBAC Indemnity Corporation
FGIC                  -- Financial Guaranty Insurance Company
FHA Insd.             -- Federal Housing Administration Insured
FRB                   -- Floating Rate Bonds
G.O. Bonds            -- General Obligation Bonds
LOC                   -- Letter of Credit
MBIA                  -- Municipal Bond Investors Assurance Corporation
VRDN                  -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (97.3%) (a)
PRINCIPAL AMOUNT                                                                                RATING (RAT)         VALUE
New York (92.4%)
--------------------------------------------------------------------------------------------------------------------------
     $    1,900,000  Dutchess Cnty., Indl. Dev. Agency Civic Fac. VRDN
                       (Marist College), Ser. A, FRB, 3.8s, 7/1/28
                       (Bank of New York (LOC))                                                 A-1+        $    1,900,000
          1,400,000  Glens Falls Indl. Dev. Agcy. VRDN (Broad St. Ctr.),
                       3.8s, 8/1/05 (Fleet Bank of NewYork (LOC))                               VMIG1            1,400,000
          1,800,000  Long Island, Pwr. Auth. NY Elec. Syst. VRDN,
                       Ser. 1, 3.85s, 5/1/33                                                    A-1+             1,800,000
          1,415,000  Monroe Cnty., Indl. Dev. Agcy. VRDN
                       (Columbia Sussex Corp.), 5s, 11/1/14
                       (Fifth Third Bank (LOC))                                                 A-1+             1,415,000
          1,900,000  Niagara Cnty., Indl. Dev. Agcy. Solid Waste Disp.
                       VRDN (American Fuel Co.), 3.85s, 11/15/24
                       (Wachovia Bank of NC (LOC))                                              A-1+             1,900,000
          2,020,000  NY City, Cultural Res. VRDN
                       (Soloman R. Guggenheim),
                       Ser. B, 3.8s, 12/1/15 (Westdeutsche
                       Landesbank Girozentrale (LOC))                                           A-1+             2,020,000
          1,100,000  NY City, Hlth. & Hosp. Corp. VRDN,
                       Ser. A, 3 3/4s, 2/15/26                                                  VMIG1            1,100,000
          1,800,000  NY City, Hsg. Dev. Corp. Mtge. VRDN
                       (Multi-Fam. James Twr. Dev.), Ser. A, 3.7s, 7/1/05
                       (Citibank N.N. (LOC))                                                    A-1+             1,800,000
                     NY City, Indl. Dev. Agcy. VRDN
          1,500,000    (Stroheim & Romann, Inc.), 3.8s, 12/1/15
                       (Westdeutsche Landesbank Girozentrale (LOC))                             A-1+             1,500,000
          1,800,000    (Heavenly Rest Day Church), 3 3/4s, 7/1/21                               VMIG1            1,800,000
                     NY City, Muni. Fin. Auth. Wtr. & Swr. Syst.
                       Rev. Bonds, Prerefunded, Ser. A
            500,000    FGIC, 7 1/2s, 6/15/19                                                    Aaa                518,554
            500,000    MBIA, 7 1/2s, 6/15/19                                                    Aaa                518,554
                     NY Metropolitan Trans. Auth. Rev. Bonds
          3,645,000    (Trans. Facs. Svc. Contract),
                       Prerefunded, Ser. 4, 7 7/8s, 7/1/17                                      AAA              3,782,879
            500,000    (Commuter Facs. Svc. Contract),
                       Prerefunded, Ser. 4, 7 1/2s, 7/1/19                                      AAA                518,402
          1,100,000  NY State Dorm. Auth. Rev. Bonds
                       (Dept. of Hlth. Issue), Prerefunded, 7.7s, 7/1/20                        Aaa              1,147,889
          1,900,000  NY State Dorm. Auth. VRDN
                       (Oxford U. Press Inc.), 3 3/4s, 7/1/23                                   VMIG1            1,900,000
          2,000,000  NY State Energy Res. & Dev. Auth. Poll. Control
                       VRDN (Niagara Mohawk Pwr.), Ser. A, 4s, 7/1/15                           VMIG1            2,000,000
          1,800,000  NY State Hsg. Fin. Agcy. VRDN (Mt. Sinai School),
                       Ser. A, 3.85s, 11/1/14 (Chase Manhattan
                       Bank (LOC))                                                              VMIG1            1,800,000
                     NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
            500,000    (Presbyterian Hosp.), Prerefunded, Ser. A,
                       FHA Insd., 7.7s, 2/15/25                                                 Aaa                522,490
            410,000    (St. Lukes Hosp.), Prerefunded, Ser. B, FHA Insd.,
                       7.4s, 2/15/09                                                            Aaa                421,494
          1,700,000  NY State Med. Care Fac. Fin. Agcy. VRDN
                       (Lenox Hill Hosp.), Ser. A, 3.8s, 11/1/08
                       (Chase Manhattan Bank (LOC))                                             VMIG1            1,700,000
          1,670,000  Suffolk Cnty. G.O. Bonds, Prerefunded, Ser. B,
                       AMBAC, 4 1/2s, 8/15/00                                                   Aaa              1,679,590
          1,800,000  Suffolk Cnty., Indl. Dev. Agcy. VRDN
                       (Cold Spring Harbor Lab), 3.75s, 7/1/23
                       (Morgan Guaranty Trust (LOC))                                            A-1+             1,800,000
            980,000  Triborough Bridge & Tunnel Auth. Obligation
                       Bonds, Prerefunded, Ser. A, 7 1/8s, 1/1/19                               Aaa                993,039
          2,000,000  Westchester Cnty., Indl. Dev. Agcy. Civic Fac. FRB
                       (Boys & Girls Club), 3.8s, 2/1/24
                       (Bank of New York (LOC))                                                 VMIG1            2,000,000
                                                                                                            --------------
                                                                                                                37,937,891

Puerto Rico (4.9%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  PR Indl. Med. & Env. Poll. Ctrl. Fac. Fin. Auth. VRDN
                       (Reynolds Metal Co.), 3 3/4s, 9/1/13
                       (ABN AMRO Bank (LOC))                                                    SP-1+            2,000,824
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $39,938,715) (b)                                               $   39,938,715
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $41,051,363.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      November 30, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1999. Securities rated by Putnam are indicated by "/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.
      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing
      MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance
      Aaa = Extremely strong capacity to pay interest and repay principal
      Aa = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree
      P-1 = Superior capacity for repayment
      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.
      SP-1+ = Very strong capacity to pay principal and interest
      SP-1 = Strong capacity to pay principal and interest
      SP-2 = Satisfactory capacity to pay principal and interest
      A-1+ = Extremely strong degree of safety
      A-1 = Strong degree of safety
      A-2 = Satisfactory capacity for timely repayment

  (b) The aggregate identified cost on a tax basis is the same.

      The rates shown on FRB are the current interest rates shown at November 30, 1999, which are subject to change based on the terms of the security.

      The fund had the following industry group concentrations greater than 10% at November 30, 1999 (as a percentage of net assets):

         Health care        16.3%
         Education          13.6
         Transportation     12.9

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                               $39,938,715
-----------------------------------------------------------------------------------------------
Cash                                                                                    292,649
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                          388,876
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  560,727
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          100,000
-----------------------------------------------------------------------------------------------
Total assets                                                                         41,280,967

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                    64,040
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              100,486
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             45,414
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                4,342
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             5,059
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                606
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    9,657
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       229,604
-----------------------------------------------------------------------------------------------
Net assets                                                                          $41,051,363

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                            $41,051,363
-----------------------------------------------------------------------------------------------
Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
($41,051,363 divided by 41,051,363 shares)                                                $1.00
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended November 30, 1999
Tax exempt interest income                                                           $1,264,154
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        175,540
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           60,150
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         4,399
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,560
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  11,331
-----------------------------------------------------------------------------------------------
Registration fees                                                                         3,275
-----------------------------------------------------------------------------------------------
Auditing                                                                                 27,557
-----------------------------------------------------------------------------------------------
Legal                                                                                     5,755
-----------------------------------------------------------------------------------------------
Postage                                                                                   5,488
-----------------------------------------------------------------------------------------------
Other                                                                                       516
-----------------------------------------------------------------------------------------------
Total expenses                                                                          297,571
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (42,637)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            254,934
-----------------------------------------------------------------------------------------------
Net investment income                                                                 1,009,220
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $1,009,220
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended November 30
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $ 1,009,220     $ 1,125,451
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  1,009,220       1,125,451
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                           (1,009,220)     (1,125,451)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                          2,065,212      (5,114,693)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                               2,065,212      (5,114,693)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                    38,986,151      44,100,844
---------------------------------------------------------------------------------------------------------------
End of year                                                                         $41,051,363     $38,986,151
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

--------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                    Year ended November 30
--------------------------------------------------------------------------------------------------------------------------------
                                                 1999             1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year                               $1.00            $1.00            $1.00            $1.00            $1.00
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                           .0251            .0288            .0287            .0289            .0318
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                           .0251            .0288            .0287            .0289            .0318
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                              (.0251)          (.0288)          (.0287)          (.0289)          (.0318)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                            (.0251)          (.0288)          (.0287)          (.0289)          (.0318)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of year                                     $1.00            $1.00            $1.00            $1.00            $1.00
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                           2.55             2.91             2.91             2.93             3.23
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
(in thousands)                                $41,051          $38,986          $44,101          $39,456          $38,873
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                         .77              .79              .83              .88              .91
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                        2.60             2.88             2.92             2.75             3.18
--------------------------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestments.

(b) Includes amounts paid through expense offset arrangements.(Note 2)



Notes to financial statements
November 30, 1999

Note 1
Significant accounting policies

Putnam New York Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund seeks as high a level of current income exempt from Federal, New York State and New York City personal income taxes as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with maintenance of liquidity and stability of principal. The fund invests primarily in a nondiversified portfolio of short-term New York tax exempt securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends (and distributions of realized gains, if any) are recorded daily by the fund and are distributed monthly to the shareholders. Distributions of realized gains, if any, are paid at least annually.

E) Amortization of bond premium Premiums from purchases of short-term investments are amortized at a constant rate until maturity.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.19% of the next $5 billion, and 0.18% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended November 30, 1999, fund expenses were reduced by $42,637 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $297 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Putnam Mutual Funds Corp., acting as underwriter receives proceeds from contingent deferred sales charges that apply to certain shares that have been exchanged from other Putnam funds. For the year ended November 30, 1999, Putnam Mutual Funds received no monies in contingent deferred sales charges from such redemptions.

Note 3
Purchases and sales of securities

During the year ended November 30, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $215,823,043 and $214,288,500, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At November 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                       Year ended November 30
-----------------------------------------------------------------------------
                                                      1999               1998
-----------------------------------------------------------------------------
Shares sold                                     55,489,896         34,362,303
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      928,424          1,082,222
-----------------------------------------------------------------------------
                                                56,418,320         35,444,525

Shares
repurchased                                    (54,353,108)       (40,559,218)
-----------------------------------------------------------------------------
Net increase
(decrease)                                       2,065,212         (5,114,693)
-----------------------------------------------------------------------------


Federal tax information
(Unaudited)

The fund has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]**

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Jerome J. Jacobs
Vice President

Brian S. Torpey
Vice President and Fund Manager

John R. Verani
Vice President

This report is for the information of shareholders of Putnam New York Tax Exempt Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


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